SHARE-BASED COMPENSATION - Schedule of assumptions of share options granted (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Risk-free interest rate, Minimum	3.71%	3.40%	3.71%
Risk-free interest rate, Maximum	4.58%	4.79%	4.15%
Expected volatility, Minimum	54.11%	54.06%	56.13%
Expected volatility, Maximum	55.59%	54.48%	56.32%
Expected dividend yield	0.00%	0.00%	0.00%
Expected terms	10 years	10 years	10 years
Minimum
SHARE-BASED COMPENSATION
Exercise multiple	2.2	2.2	2.2
Fair value of underlying ordinary share	$ 4.06	$ 5.91	$ 3.61
Maximum
SHARE-BASED COMPENSATION
Exercise multiple	2.8	2.8	2.8
Fair value of underlying ordinary share	$ 9.81	$ 8.93	$ 4.11